FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September30, 2011


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  November 14, 2011
    (Signature)            [City, State]              [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total: $142,385
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES BARCLAYS US TIPS BOND   COMMON STOCK    464287176   5,795    50,704 SH       SOLE                  50,704
ISHARES BARCLAYS AGG BOND FUND  COMMON STOCK    464287226   1,666    15,134 SH       SOLE                  15,134
ISHARES IBOXX INV GR CORP BOND  COMMON STOCK    464287242  31,738   282,594 SH       SOLE                 282,594
ISHARES BARCLAYS 1-3 YEAR TREA  COMMON STOCK    464287457   2,264    26,770 SH       SOLE                  26,770
ISHARES RUSSELL 2000 VALUE IND  COMMON STOCK    464287630   4,608    80,808 SH       SOLE                  80,808
MORGAN STANLEY EMRG MKT DEBT F  COMMON STOCK    61744H105   3,298   341,018 SH       SOLE                 341,018
PIMCO 15+ YR US TIPS INDEX FUN  COMMON STOCK    72201R304   1,327    21,155 SH       SOLE                  21,155
PIMCO ENHANCED SHORT MATURITY   COMMON STOCK    72201R833   6,718    66,895 SH       SOLE                  66,895
POWERSHARES DB COMMODITY INDEX  COMMON STOCK    73935S105  17,710   687,776 SH       SOLE                 687,776
POWERSHARES DB G10 CURRENCY HA  COMMON STOCK    73935Y102   5,762   251,046 SH       SOLE                 251,046
POWERSHARES EMER MKTS SOVEREIG  COMMON STOCK    73936T573   8,190   313,190 SH       SOLE                 313,190
POWERSHARES FTSE RAFI EMERGIN   COMMON STOCK    73936T763   9,838   517,219 SH       SOLE                 517,219
POWERSHARES FTSE RAFI DEV MKT   COMMON STOCK    73936T771     943    45,500 SH       SOLE                  45,500
POWERSHARES FTSE RAFI DEV MKT   COMMON STOCK    73936T789   2,379    75,700 SH       SOLE                  75,700
PROSHARES SHORT S&P500 ETF      COMMON STOCK    74347R503   1,921    41,678 SH       SOLE                  41,678
PROSHARES SHORT QQQ ETF         COMMON STOCK    74347R602   3,858   113,252 SH       SOLE                 113,252
PROSHARES SHORT 20+ YEAR TREAS  COMMON STOCK    74347X849   5,255   163,445 SH       SOLE                 163,445
SPDR DOW JONES INTL REAL ESTAT  COMMON STOCK    78463X863   6,926   216,089 SH       SOLE                 216,089
SPDR DOW JONES REIT ETF         COMMON STOCK    78464A607  10,539   186,529 SH       SOLE                 186,529
TEMPLETON EMERG MKTS INCOME FD  COMMON STOCK    880192109  11,650   783,439 SH       SOLE                 783,439